NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission                                                                  July 12, 2024

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust - Ocean Park Domestic ETF

Ocean Park International ETF

Ocean Park Diversified Income ETF

Ocean Park High Income ETF

Post-Effective Amendment No. 1,463 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number	Date of Amendment Filing:
Ocean Park Domestic ETF, Ocean Park International ETF, Ocean Park Diversified Income ETF and Ocean Park High Income ETF	1,463	0001580642-24-003368	July 1, 2024

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary